Financial risk management - Summary Of Fair Value Of The Loan Guarantees Classified In Stage 3 (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss
Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Expected credit loss	57,723	S/ 39,694
Type Of Guarantee Or Credit Impovement [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,473,998	925,292
Assets obtained	919,658	873,253
Credit exposure	1,554,340	52,039
Expected credit loss	1,682,440	556,721
Type Of Guarantee Or Credit Impovement [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,805	2,847
Type Of Guarantee Or Credit Impovement [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	911,545	867,092
Type Of Guarantee Or Credit Impovement [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,308	3,314
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	236,735	199,173
Assets obtained	287,348	381,829
Credit exposure	(50,613)	(182,656)
Expected credit loss	68,448	67,158
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,779	2,847
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	279,261	375,668
Type Of Guarantee Or Credit Impovement [Member] | Commercial loans [member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,308	3,314
Type Of Guarantee Or Credit Impovement [Member] | Small and micro-business loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	60,114	47,349
Credit exposure	60,114	47,349
Expected credit loss	50,406	40,566
Type Of Guarantee Or Credit Impovement [Member] | Consumer loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	1,703,607	400,401
Credit exposure	1,703,607	400,401
Expected credit loss	1,426,470	340,914
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	443,480	247,962
Assets obtained	632,284	491,424
Credit exposure	(188,804)	(243,462)
Expected credit loss	114,079	89,476
Type Of Guarantee Or Credit Impovement [Member] | Mortgages loans [member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	632,284	491,424
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	2,443,936	894,885
Assets obtained	919,632	873,253
Credit exposure	1,524,304	21,632
Expected credit loss	1,659,403	538,114
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	2,779	2,847
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	911,545	867,092
Type Of Guarantee Or Credit Impovement [Member] | Financial assets measured at amortized cost [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	5,308	3,314
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Maximum exposure to credit risk	30,062	30,407
Assets obtained	26
Credit exposure	30,036	30,407
Expected credit loss	23,037	S/ 18,607
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Investments Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	26
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Properties Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	0
Type Of Guarantee Or Credit Impovement [Member] | Indirect Loans [Member] | Others Guarantees [Member]
Disclosure Of Fair Value Of The Loan Guarantees [Line Items]
Assets obtained	S/ 0